SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease liability – current portion	$ 113,220
Operating lease liability – non-current portion	89,251
Total	$ 202,471